Expenses by Nature and Other Income and Expenses Items - Schedule of Other Operating Income / (Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Operating Income / (Expenses) [Abstract]
Net gains on disposal of cryptocurrencies	$ 9,741	$ 8,188	$ 2,061
Change in fair value of cryptocurrency-settled receivables and payables	(631)	(6,362)	3,305
Impairment loss on cryptocurrencies	(3,752)	(936)	(2)
Change in fair value of cryptocurrencies – receivables	(26,710)
Net losses on disposal of mining rigs		(13)	(1,573)
Others		(150)
Total	$ (21,352)	$ 727	$ 3,791